Leases (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ 3,110,007	R$ 2,619,203
Additions	291,243	600,851
Disposals	(300,587)	(87,063)
Monetary correction hyperinflation	13,927	6,448
Exchange rate variation	74,180	(29,432)
Right-of-use assets at ending	3,188,770	3,110,007
Transfers
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	5,196,513	4,832,990
Additions	1,241,654	1,420,083
Disposals	(1,004,511)	(1,012,529)
Monetary correction hyperinflation	13,358	19,793
Exchange rate variation	164,036	(63,824)
Right-of-use assets at ending	5,611,050	5,196,513
Transfers
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	130,072	139,740
Additions	1,929	9,330
Disposals	(9,533)	(11,883)
Monetary correction hyperinflation	9,663	1,286
Exchange rate variation	24,687	(8,401)
Right-of-use assets at ending	156,818	130,072
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	4,345,335	4,031,143
Additions	849,236	1,031,073
Disposals	(478,689)	(675,341)
Monetary correction hyperinflation	(2,517)	12,940
Exchange rate variation	57,553	(26,825)
Right-of-use assets at ending	4,770,918	4,345,335
Transfers		(27,655)
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	298,548	47,688
Additions	39,887	241,292
Disposals	(133,708)	(18,148)
Monetary correction hyperinflation	(495)	575
Exchange rate variation	(274)	(514)
Right-of-use assets at ending	203,958	298,548
Transfers		27,655
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	422,558	602,116
Additions	350,602	138,388
Disposals	(382,581)	(294,854)
Monetary correction hyperinflation	6,707	4,992
Exchange rate variation	82,070	(28,084)
Right-of-use assets at ending	479,356	422,558
Gross carrying amount [member] | Softwares [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning		12,303
Additions
Disposals		(12,303)
Monetary correction hyperinflation
Right-of-use assets at ending
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	(2,086,506)	(2,213,787)
Additions	(950,411)	(819,232)
Disposals	703,924	925,466
Monetary correction hyperinflation	569	(13,345)
Exchange rate variation	(89,856)	34,392
Right-of-use assets at ending	(2,422,280)	(2,086,506)
Transfers
Accumulated impairment [member] | Land [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	(41,450)	(44,006)
Additions	(10,958)	(10,680)
Disposals	6,540	11,405
Monetary correction hyperinflation	(4,997)	277
Exchange rate variation	(7,532)	1,554
Right-of-use assets at ending	R$ (58,397)	R$ (41,450)
Average rate	2.83%	7.37%
Accumulated impairment [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ (1,736,196)	R$ (1,784,777)
Additions	(675,400)	(574,800)
Disposals	429,905	597,221
Monetary correction hyperinflation	(1,050)	(3,786)
Exchange rate variation	(40,263)	14,260
Right-of-use assets at ending	R$ (2,023,004)	R$ (1,736,196)
Average rate	13.51%	13.56%
Transfers		R$ 15,686
Accumulated impairment [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ (81,950)	(27,283)
Additions	(47,624)	(52,424)
Disposals	46,369	14,795
Monetary correction hyperinflation	1,743	(1,957)
Exchange rate variation	(423)	605
Right-of-use assets at ending	R$ (81,885)	R$ (81,950)
Average rate	19.99%	19.40%
Transfers		R$ (15,686)
Accumulated impairment [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ (226,910)	(346,907)
Additions	(216,429)	(179,841)
Disposals	221,110	289,744
Monetary correction hyperinflation	4,873	(7,879)
Exchange rate variation	(41,638)	17,973
Right-of-use assets at ending	R$ (258,994)	R$ (226,910)
Average rate	38.90%	35.27%
Accumulated impairment [member] | Softwares [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning		R$ (10,814)
Additions		(1,487)
Disposals		12,301
Right-of-use assets at ending